UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2011 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Consumer Discretionary--10.4%
Abercrombie & Fitch, Cl. A	12,224	752,509
Amazon.com	50,861a	10,997,674
Apollo Group, Cl. A	17,177a	680,381
AutoNation	7,097a,b	232,640
AutoZone	4,091a	1,305,806
Bed Bath & Beyond	33,983a	1,947,566
Best Buy	42,989b	1,001,644
Big Lots	8,592a	299,259
Cablevision Systems (NY Group), CI. A	32,651	513,600
CarMax	32,366a,b	771,929
Carnival	65,169	1,974,621
CBS, Cl. B	93,245	1,900,333
Chipotle Mexican Grill	4,483a	1,358,125
Coach	40,199	2,083,514
Comcast, Cl. A	384,774	8,041,777
D.R. Horton	41,456	374,762
Darden Restaurants	19,596	837,729
DeVry	8,371	309,392
DIRECTV, Cl. A	103,101a	4,356,017
Discovery Communications, Cl. A	37,905a	1,425,986
Expedia	28,192	725,944
Family Dollar Stores	17,050	867,163
Ford Motor	536,156a	5,184,629
Fortune Brands	21,513	1,163,423
GameStop, Cl. A	19,244a,b	444,536
Gannett	34,112	325,087
Gap	49,319b	800,941
Genuine Parts	22,075	1,121,410
Goodyear Tire & Rubber	36,313a	366,398
H&R Block	43,111b	573,807
Harley-Davidson	33,992	1,166,945
Harman International Industries	10,117	289,144
Hasbro	16,395	534,641
Home Depot	218,873	7,194,356
International Game Technology	40,806	592,911
Interpublic Group of Cos.	64,557	464,810
J.C. Penney	20,617b	552,123
Johnson Controls	95,532	2,519,179
Kohl's	39,847	1,956,488
Leggett & Platt	19,484b	385,588
Lennar, Cl. A	20,670	279,872
Limited Brands	34,239	1,318,544
Lowe's	178,476	3,451,726
Macy's	61,011	1,605,810

Marriott International, Cl. A	39,628b	1,079,467
Mattel	47,354	1,225,995
McDonald's	144,520	12,691,746
McGraw-Hill	42,381	1,737,621
Netflix	7,376a,b	834,668
Newell Rubbermaid	41,621	494,041
News, Cl. A	322,317b	4,986,244
NIKE, Cl. B	53,482	4,573,246
Nordstrom	22,539b	1,029,582
O'Reilly Automotive	19,338a	1,288,491
Omnicom Group	40,047	1,475,331
Priceline.com	6,991a	3,142,175
Pulte Group	45,071a,b	178,030
Ralph Lauren	8,961	1,162,242
Ross Stores	16,310	1,283,434
Scripps Networks Interactive, Cl. A	13,562	504,100
Sears Holdings	5,041a,b	289,958
Staples	100,355	1,334,722
Starbucks	104,176	3,884,723
Starwood Hotels & Resorts Worldwide	27,052c	1,050,159
Target	94,344	4,626,630
Tiffany & Co.	17,841b	1,085,090
Time Warner	145,914	4,373,043
Time Warner Cable	46,044	2,885,577
TJX	53,098	2,945,346
Urban Outfitters	15,796a	352,567
VF	12,340b	1,499,557
Viacom, Cl. B	80,176	3,106,018
Walt Disney	259,750	7,834,060
Washington Post, Cl. B	724b	236,726
Whirlpool	10,747b	536,383
Wyndham Worldwide	22,381	638,082
Wynn Resorts	10,901	1,254,487
Yum! Brands	65,143	3,217,413
		153,887,693
Consumer Staples--11.4%
Altria Group	289,820	7,770,074
Archer-Daniels-Midland	95,961	2,380,792
Avon Products	60,216	1,180,234
Brown-Forman, Cl. B	14,559	1,021,168
Campbell Soup	25,842	836,506
Clorox	18,743	1,243,223
Coca-Cola	321,838	21,743,375
Coca-Cola Enterprises	45,383	1,129,129
Colgate-Palmolive	68,032	6,033,078
ConAgra Foods	58,343	1,413,067
Constellation Brands, Cl. A	25,940a	466,920
Costco Wholesale	61,601	5,058,674
CVS Caremark	188,110	6,316,734
Dean Foods	26,397a	234,141
Dr. Pepper Snapple Group	29,908	1,159,832
Estee Lauder, Cl. A	15,666	1,376,101

General Mills	90,674	3,488,229
H.J. Heinz	45,676b	2,305,724
Hershey	21,374	1,266,196
Hormel Foods	19,011b	513,677
J.M. Smucker	15,701	1,144,446
Kellogg	35,673	1,897,447
Kimberly-Clark	54,681	3,882,898
Kraft Foods, Cl. A	248,283	8,337,343
Kroger	85,101	1,868,818
Lorillard	19,614	2,171,270
McCormick & Co.	18,123	836,558
Mead Johnson Nutrition	28,453	1,958,420
Molson Coors Brewing, Cl. B	22,527	892,294
PepsiCo	221,701	13,723,292
Philip Morris International	246,126	15,353,340
Procter & Gamble	385,175	24,335,357
Reynolds American	47,320	1,773,554
Safeway	49,638	825,480
Sara Lee	82,690	1,351,982
SUPERVALU	32,102b	213,799
Sysco	83,722	2,168,400
Tyson Foods, Cl. A	41,637	722,818
Wal-Mart Stores	246,218	12,778,714
Walgreen	126,479	4,159,894
Whole Foods Market	22,257	1,453,605
		168,786,603
Energy--11.3%
Alpha Natural Resources	31,016a	548,673
Anadarko Petroleum	69,779	4,399,566
Apache	53,811	4,317,795
Baker Hughes	61,283b	2,828,823
Cabot Oil & Gas	14,594	903,515
Cameron International	34,893a	1,449,455
Chesapeake Energy	91,897b	2,347,968
Chevron	280,791	25,978,783
ConocoPhillips	192,319b	12,177,639
Consol Energy	31,726	1,076,463
Denbury Resources	57,165a	657,398
Devon Energy	58,110	3,221,618
Diamond Offshore Drilling	10,082b	551,889
El Paso	106,987	1,870,133
EOG Resources	38,082	2,704,203
EQT	20,642	1,101,457
Exxon Mobil	681,840	49,522,039
FMC Technologies	34,164a	1,284,566
Halliburton	128,454	3,920,416
Helmerich & Payne	15,270b	619,962
Hess	42,536	2,231,439
Marathon Oil	99,552	2,148,332
Marathon Petroleum	50,789	1,374,350
Murphy Oil	27,755	1,225,661
Nabors Industries	42,037a	515,374

National Oilwell Varco	59,098	3,027,000
Newfield Exploration	18,562a	736,726
Noble	35,407a	1,039,195
Noble Energy	24,507	1,735,096
Occidental Petroleum	113,766	8,134,269
Peabody Energy	37,647	1,275,480
Pioneer Natural Resources	16,733	1,100,529
QEP Resources	24,582b	665,435
Range Resources	22,223	1,299,157
Rowan	16,898a,b	510,151
Schlumberger	189,002	11,289,089
Southwestern Energy	48,851a	1,628,204
Spectra Energy	91,320	2,240,080
Sunoco	14,581b	452,157
Tesoro	20,658a	402,211
Valero Energy	81,745	1,453,426
Williams	82,669	2,012,163
		167,977,885
Financial--13.3%
ACE	47,400	2,872,440
Aflac	65,343	2,283,738
Allstate	73,901	1,750,715
American Express	145,293	6,523,656
American International Group	60,533a	1,328,699
Ameriprise Financial	32,646	1,284,947
Aon	46,425	1,948,922
Apartment Investment & Management, CI. A	16,662c	368,563
Assurant	13,983	500,591
AvalonBay Communities	13,268b,c	1,513,215
Bank of America	1,425,017	8,721,104
Bank of New York Mellon	171,902	3,195,658
BB&T	99,203	2,116,000
Berkshire Hathaway, Cl. B	246,425a	17,506,032
BlackRock	14,156	2,095,230
Boston Properties	20,517c	1,828,065
Capital One Financial	65,055	2,578,130
CB Richard Ellis Group, Cl. A	41,862a	563,463
Charles Schwab	151,897	1,711,879
Chubb	40,488b	2,428,875
Cincinnati Financial	22,393b	589,608
Citigroup	408,589	10,468,050
CME Group	9,495	2,339,568
Comerica	28,283	649,661
Discover Financial Services	76,479	1,754,428
E*TRADE Financial	31,953a	291,092
Equity Residential	41,683b,c	2,162,097
Federated Investors, Cl. B	13,139	230,327
Fifth Third Bancorp	128,564	1,298,496
First Horizon National	35,203b	209,810
Franklin Resources	20,583	1,968,558
Genworth Financial, Cl. A	69,755a	400,394
Goldman Sachs Group	70,756	6,689,980

Hartford Financial Services Group	63,837	1,030,329
HCP	57,956b,c	2,031,937
Health Care REIT	24,648c	1,153,526
Host Hotels & Resorts	96,168c	1,052,078
Hudson City Bancorp	76,312b	431,926
Huntington Bancshares	125,339	601,627
IntercontinentalExchange	10,145a	1,199,748
Invesco	62,085	962,938
Janus Capital Group	23,238b	139,428
JPMorgan Chase & Co.	546,353	16,456,152
KeyCorp	126,759	751,681
Kimco Realty	58,830c	884,215
Legg Mason	18,661	479,774
Leucadia National	28,761b	652,299
Lincoln National	44,032b	688,220
Loews	44,240b	1,528,492
M&T Bank	17,241b	1,205,146
Marsh & McLennan	76,920	2,041,457
MetLife	149,160	4,177,972
Moody's	28,384b	864,293
Morgan Stanley	209,558	2,829,033
Nasdaq OMX Group	17,070a	395,000
Northern Trust	33,811	1,182,709
NYSE Euronext	37,729	876,822
People's United Financial	51,680	589,152
Plum Creek Timber	22,888b,c	794,442
PNC Financial Services Group	73,413	3,537,772
Principal Financial Group	44,370	1,005,868
Progressive	88,461	1,571,067
ProLogis	64,663c	1,568,078
Prudential Financial	68,764	3,222,281
Public Storage	19,778c	2,202,280
Regions Financial	181,999	606,057
Simon Property Group	41,113c	4,521,608
SLM	70,591	878,858
State Street	70,418	2,264,643
SunTrust Banks	76,891	1,380,193
T. Rowe Price Group	36,155	1,727,124
Torchmark	14,167	493,862
Travelers	58,578	2,854,506
U.S. Bancorp	268,625	6,323,433
Unum Group	42,808	897,256
Ventas	40,353b,c	1,993,438
Vornado Realty Trust	25,949c	1,936,314
Wells Fargo & Co.	739,883	17,845,978
Weyerhaeuser	75,302c	1,170,946
XL Group	46,267	869,820
Zions Bancorporation	25,562	359,657
		196,403,426
Health Care--11.8%
Abbott Laboratories	217,993	11,148,162
Aetna	51,806	1,883,148

Agilent Technologies	48,402a	1,512,563
Allergan	43,215	3,560,052
AmerisourceBergen	38,312b	1,427,888
Amgen	129,290	7,104,486
Baxter International	79,359	4,455,214
Becton Dickinson & Co.	30,238	2,217,050
Biogen Idec	34,335a	3,198,305
Boston Scientific	219,669a,b	1,298,244
Bristol-Myers Squibb	239,543	7,516,859
C.R. Bard	11,807b	1,033,585
Cardinal Health	47,881	2,005,256
CareFusion	31,926a	764,628
Celgene	64,056a	3,966,348
Cephalon	11,071a	893,430
Cerner	20,844a	1,428,231
CIGNA	38,189	1,601,647
Coventry Health Care	20,567a	592,535
Covidien	69,820	3,079,062
DaVita	13,296a	833,260
DENTSPLY International	20,049b	615,304
Edwards Lifesciences	15,814a	1,127,222
Eli Lilly & Co.	143,721	5,313,365
Express Scripts	69,124a,b	2,562,427
Forest Laboratories	37,889a	1,166,602
Gilead Sciences	107,731a	4,179,963
Hospira	23,851a	882,487
Humana	23,764	1,728,356
Intuitive Surgical	5,512a	2,007,911
Johnson & Johnson	384,135	24,473,241
Laboratory Corp. of America Holdings	13,843a,b	1,094,289
Life Technologies	25,698a	987,574
McKesson	34,290	2,492,883
Medco Health Solutions	54,580a	2,559,256
Medtronic	147,562	4,904,961
Merck & Co.	431,590	14,117,309
Mylan	58,782a	999,294
Patterson	13,667	391,286
PerkinElmer	15,304	293,990
Pfizer	1,093,464	19,332,444
Quest Diagnostics	21,778	1,074,962
St. Jude Medical	46,150	1,670,169
Stryker	46,901	2,210,444
Tenet Healthcare	70,628a	291,694
Thermo Fisher Scientific	53,572a	2,712,886
UnitedHealth Group	150,564	6,944,012
Varian Medical Systems	16,856a	879,209
Waters	13,002a	981,521
Watson Pharmaceuticals	18,025a	1,230,206
WellPoint	50,294	3,283,192
Zimmer Holdings	26,868a,b	1,437,438
		175,465,850
Industrial--10.0%

3M	99,283	7,127,527
Avery Dennison	15,913	399,098
Boeing	104,239	6,307,502
C.H. Robinson Worldwide	22,614	1,548,381
Caterpillar	91,041	6,722,467
Cintas	15,079b	424,323
CSX	155,367	2,900,702
Cummins	27,402	2,237,647
Danaher	80,296	3,367,614
Deere & Co.	57,798	3,732,017
Dover	26,108	1,216,633
Dun & Bradstreet	6,767	414,546
Eaton	48,260	1,713,230
Emerson Electric	104,024	4,297,231
Equifax	17,262	530,634
Expeditors International of Washington	29,389	1,191,724
Fastenal	40,803b	1,357,924
FedEx	44,794	3,031,658
Flowserve	8,096	599,104
Fluor	24,792	1,154,068
General Dynamics	51,210	2,913,337
General Electric	1,485,852	22,644,384
Goodrich	17,357	2,094,643
Honeywell International	110,424	4,848,718
Illinois Tool Works	69,564	2,893,862
Ingersoll-Rand	46,600b	1,308,994
Iron Mountain	29,091b	919,857
ITT	26,467	1,111,614
Jacobs Engineering Group	18,344a	592,328
Joy Global	14,964b	933,454
L-3 Communications Holdings	14,920	924,592
Lockheed Martin	38,957b	2,829,836
Masco	48,961	348,602
Norfolk Southern	48,471	2,957,700
Northrop Grumman	39,409b	2,055,573
PACCAR	51,306	1,735,169
Pall	16,998	720,715
Parker Hannifin	21,985	1,387,913
Pitney Bowes	28,142b	529,070
Precision Castparts	20,392	3,170,140
Quanta Services	28,941a	543,801
R.R. Donnelley & Sons	26,196b	369,888
Raytheon	49,627	2,028,255
Republic Services	45,141b	1,266,656
Robert Half International	19,382b	411,286
Rockwell Automation	20,556	1,151,136
Rockwell Collins	21,874	1,154,072
Roper Industries	13,111	903,479
Ryder System	7,044	264,220
Snap-on	8,602	381,929
Southwest Airlines	110,011	884,488
Stanley Black & Decker	23,306	1,144,325

Stericycle	12,203a	985,026
Textron	40,113	707,593
Tyco International	65,500	2,669,125
Union Pacific	68,236	5,572,834
United Parcel Service, Cl. B	137,290	8,669,864
United Technologies	127,221	8,951,270
W.W. Grainger	8,577	1,282,605
Waste Management	66,603b	2,168,594
		148,704,977
Information Technology--19.0%
Accenture, Cl. A	90,036	4,743,097
Adobe Systems	68,492a	1,655,452
Advanced Micro Devices	83,796a,b	425,684
Akamai Technologies	27,211a	540,955
Altera	45,136	1,423,138
Amphenol, Cl. A	23,373b	952,917
Analog Devices	42,167	1,317,719
Apple	130,015a	49,559,118
Applied Materials	185,121	1,916,002
Autodesk	32,159a	893,377
Automatic Data Processing	68,296	3,220,156
BMC Software	25,190a	971,326
Broadcom, Cl. A	67,021a	2,231,129
CA	54,565	1,059,107
Cisco Systems	770,383	11,933,233
Citrix Systems	26,452a	1,442,428
Cognizant Technology Solutions, Cl. A	43,117a	2,703,436
Computer Sciences	22,054	592,150
Compuware	33,858a	259,352
Corning	222,675	2,752,263
Dell	219,795a	3,110,099
eBay	160,129a	4,722,204
Electronic Arts	47,692a	975,301
EMC	290,547a	6,098,582
F5 Networks	11,739a	834,056
Fidelity National Information Services	35,183	855,651
First Solar	7,797a,b	492,848
Fiserv	20,148a	1,022,914
FLIR Systems	22,902b	573,695
Google, Cl. A	35,296a	18,155,556
Harris	17,568b	600,299
Hewlett-Packard	290,162	6,514,137
Intel	735,770	15,693,974
International Business Machines	167,433	29,305,798
Intuit	42,802	2,030,527
Jabil Circuit	27,389	487,250
JDS Uniphase	31,965a	318,691
Juniper Networks	76,396a	1,318,595
KLA-Tencor	23,319	892,651
Lexmark International, Cl. A	11,992a,b	324,144
Linear Technology	31,219	863,205
LSI	77,130a	399,533

MasterCard, Cl. A	15,023	4,764,695
MEMC Electronic Materials	34,061a,b	178,480
Microchip Technology	26,564b	826,406
Micron Technology	141,210a	711,698
Microsoft	1,045,345	26,018,637
Molex	19,411b	395,402
Monster Worldwide	18,583a,b	133,426
Motorola Mobility Holdings	37,184a	1,404,812
Motorola Solutions	42,909	1,797,887
NetApp	52,057a	1,766,815
Novellus Systems	9,956a,b	271,401
NVIDIA	84,396a	1,054,950
Oracle	553,635	15,911,470
Paychex	44,509	1,173,702
QUALCOMM	235,271	11,441,229
Red Hat	27,192a	1,149,134
SAIC	38,343a	452,831
Salesforce.com	19,071a,b	2,179,434
SanDisk	33,716a	1,360,441
Symantec	105,945a	1,726,904
Tellabs	46,948	201,407
Teradata	23,716a	1,269,517
Teradyne	25,086a,b	276,197
Texas Instruments	162,777	4,338,007
Total System Services	24,153	408,910
VeriSign	22,649	647,988
Visa, Cl. A	71,548	6,133,095
Western Digital	32,560a	837,443
Western Union	90,012b	1,376,283
Xerox	197,828	1,378,861
Xilinx	37,556b	1,030,537
Yahoo!	178,796a	2,352,955
		281,152,703
Materials--3.3%
Air Products & Chemicals	29,782	2,274,451
Airgas	9,826	627,095
AK Steel Holding	17,064b	111,599
Alcoa	150,372b	1,439,060
Allegheny Technologies	14,193	524,999
Ball	23,308	723,014
Bemis	14,682b	430,329
CF Industries Holdings	9,990	1,232,666
Cliffs Natural Resources	20,699b	1,059,168
Dow Chemical	165,865	3,725,328
E.I. du Pont de Nemours & Co.	130,378	5,211,209
Eastman Chemical	9,873	676,597
Ecolab	32,715b	1,599,436
FMC	10,448	722,584
Freeport-McMoRan Copper & Gold	133,757	4,072,901
International Flavors & Fragrances	11,820	664,520
International Paper	60,560	1,408,020
MeadWestvaco	23,370	573,967

Monsanto	74,718	4,486,069
Mosaic	38,807	1,900,379
Newmont Mining	69,037	4,342,427
Nucor	44,257	1,400,291
Owens-Illinois	22,658a	342,589
PPG Industries	21,985	1,553,460
Praxair	42,187	3,943,641
Sealed Air	23,771	396,976
Sherwin-Williams	12,266	911,609
Sigma-Aldrich	16,809b	1,038,628
Titanium Metals	12,805b	191,819
United States Steel	20,018b	440,596
Vulcan Materials	18,150b	500,214
		48,525,641
Telecommunication Services--3.2%
American Tower, Cl. A	55,156a	2,967,393
AT&T	830,669	23,690,680
CenturyLink	87,090	2,884,421
Frontier Communications	138,368b	845,428
MetroPCS Communications	37,950a	330,545
Sprint Nextel	426,677a	1,297,098
Verizon Communications	396,556	14,593,261
Windstream	73,261b	854,223
		47,463,049
Utilities--3.9%
AES	92,024a	898,154
Ameren	33,940	1,010,394
American Electric Power	67,239	2,556,427
CenterPoint Energy	58,586	1,149,457
CMS Energy	33,616	665,261
Consolidated Edison	41,062b	2,341,355
Constellation Energy Group	27,737	1,055,670
Dominion Resources	79,459	4,034,133
DTE Energy	23,356	1,144,911
Duke Energy	185,834b	3,714,822
Edison International	45,636	1,745,577
Entergy	24,498	1,623,972
Exelon	92,515	3,942,064
FirstEnergy	58,236	2,615,379
Integrys Energy Group	11,511b	559,665
NextEra Energy	59,819b	3,231,422
Nicor	6,776	372,748
NiSource	38,186	816,417
Northeast Utilities	24,178	813,590
NRG Energy	33,991a	720,949
ONEOK	14,228	939,617
Pepco Holdings	32,311	611,324
PG&E	56,607	2,395,042
Pinnacle West Capital	15,000b	644,100
PPL	81,986	2,339,880
Progress Energy	40,984	2,119,692
Public Service Enterprise Group	71,503	2,386,055

SCANA	15,800	b	639,110
Sempra Energy	33,254		1,712,581
Southern	119,857	b	5,078,341
TECO Energy	32,015		548,417
Wisconsin Energy	32,727		1,024,028
Xcel Energy	67,768		1,673,192
			57,123,746
Total Common Stocks
(cost $1,206,581,036)			1,445,491,573
	Principal
Short-Term Investment--.2%	Amount ($)		Value ($)
U.S. Treasury Bills
0.01%, 2/23/12
(cost $2,624,885)	2,625,000	[d]	2,624,714

Other Investment--2.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,567,000)	31,567,000	[e]	31,567,000
Investment of Cash Collateral for
Securities Loaned--4.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $67,522,005)	67,522,005	[e]	67,522,005
Total Investments (cost $1,308,294,926)	104.5%		1,547,205,292
Liabilities, Less Cash and Receivables	(4.5%)		(67,181,379)
Net Assets	100.0%		1,480,023,913

REIT- Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $64,094,562 and the value of the collateral held by the fund was $67,522,005.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,308,294,926. Net unrealized appreciation on investments was $238,910,366 of which $505,261,863 related to appreciated investment securities and $266,351,497 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.0
Financial	13.3
Health Care	11.8
Consumer Staples	11.4
Energy	11.3
Consumer Discretionary	10.4

Industrial	10.0
Short-Term/Money Market Investments	6.9
Utilities	3.9
Materials	3.3
Telecommunication Services	3.2
104.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2011	($)
Financial Futures Long
S&P 500 E-mini	635	35,750,500	December 2011	(1,140,206)

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,445,491,573	-	-	1,445,491,573
Mutual Funds	99,089,005	-	-	99,089,005
U.S. Treasury	-	2,624,714	-	2,624,714
Liabilities ($)
Other Financial Instruments:
Futures++	(1,140,206)	-	-	(1,140,206)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)